Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Severance	$ (80)	$ (38)	$ (109)	$ (56)
Acquisition and other	(20)	(2)	(40)	3
Total severance, acquisition and other costs	$ (100)	$ (40)	$ (149)	$ (53)